Long-term debt - Narrative (Details) - USD ($)					12 Months Ended
	Oct. 09, 2018	Dec. 20, 2017	Mar. 25, 2017	Jan. 11, 2016	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt and capital lease obligations					$ 55,310,000	$ 54,422,000
Consideration for royalty payable, percent					15.00%
Restricted cash					$ 5,095,000
Senior revolving financing facility
Debt Instrument [Line Items]
Basis spread on variable rate debt			3.25%		30.00%
Convertible debt | Convertible unsecured notes due June 1, 2021
Debt Instrument [Line Items]
Interest rate (percent)				9.00%
Convertible debt, stock price trigger (in dollars per share)				$ 2.17
Capital lease obligations (note 14 (e))
Debt Instrument [Line Items]
Debt and capital lease obligations					$ 1,516,000	$ 637,000
Minimum | Capital lease obligations (note 14 (e))
Debt Instrument [Line Items]
Interest rate					1.30%	3.10%
Capital lease term					3 years
Minimum | Capital lease obligations (note 14 (e)) | Other bank financing
Debt Instrument [Line Items]
Interest rate					0.75%
Maximum | Capital lease obligations (note 14 (e))
Debt Instrument [Line Items]
Interest rate					12.00%	12.00%
Capital lease term					4 years
Maximum | Capital lease obligations (note 14 (e)) | Other bank financing
Debt Instrument [Line Items]
Interest rate					3.80%
Secured Debt
Debt Instrument [Line Items]
Debt and capital lease obligations					$ 24,023,000	$ 18,987,000
Consideration for royalty payable, percent		85.00%
Interest rate effective upon completion of certain milestones		6.00%
Secured Debt | EDC Loan
Debt Instrument [Line Items]
Long-term debt		$ 20,000,000
Interest rate (percent)					9.00%
Debt issuance costs		$ 1,013,000
Debt and capital lease obligations					$ 16,860,000	$ 18,987,000
Secured Debt | UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations					7,163,000
Pledge securing debt					$ 2,129,000
Euribor | Secured Debt | UniCredit Loan
Debt Instrument [Line Items]
Basis spread on variable rate debt	2.30%